Ordinary Shares (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 23, 2021 shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Sep. 04, 2017 shares
Ordinary Shares (Details) [Line Items]
Ordinary shares authorized		100,000,000	100,000,000
Ordinary per share (in Dollars per share) | $ / shares		$ 0.01	$ 0.01
Ordinary shares issued		617,880	617,880	617,880	2,600
Shares outstanding		617,880	617,880	617,880
Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued	210,000,000
Exchange ratio	160.3